Cover	Jan. 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 13, 2026
Entity File Number	001-41863
Entity Registrant Name	SIGNING DAY SPORTS, INC.
Entity Central Index Key	0001898474
Entity Tax Identification Number	87-2792157
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8355 East Hartford Rd.
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85255
City Area Code	480
Local Phone Number	220-6814
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	SGN
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false